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                                                     One Financial Way
                                                     Cincinnati, Ohio 45242

[LOGO] NATIONAL SECURITY


                                                                    May 5, 2006


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


          Re: File No. 333-125856, National Security Variable Account N Certification Under Rule 497(j)


Gentlemen:

I, John J. Palmer, Chief Executive Officer of the Depositor, National Security Life and Annuity Company, hereby certify that the form of prospectus and statement of additional information that would have been filed under paragraph
(c) of Rule 497 would not have differed from those contained in the post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on April 27, 2006.

In witness whereof, I have signed this certification in the County of Hamilton and State of Ohio this fifth day of May, 2006.



                                 Sincerely,

                                 /s/ JOHN J. PALMER
                                 --------------------------------------------
                                 John J. Palmer, Chief Executive Officer


JJF/nh